INCOME TAX - Net position of deferred tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets / (liabilities)
Deferred tax assets	$ 15,112,717	$ 28,222,382
Deferred tax liability	(3,167,675)	(3,516,680)
Deferred tax assets	15,112,717	28,222,382
Deferred tax liability	(3,167,675)	(3,516,680)
Total Net Assets by deferred Tax	11,945,042	24,705,702	$ 81,513,780
Later than one year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	14,775,757	23,423,170
Deferred tax assets	14,775,757	23,423,170
Deferred tax liability	(9,740,641)	(4,885,588)
Up to 1 year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	336,960	4,799,212
Deferred tax assets	336,960	4,799,212
Deferred tax liability	$ 6,572,966	$ 1,368,908